Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Goodwill [Roll Forward]
Beginning Balance	¥ 15,903,677		¥ 15,982,000
Deconsolidation and disposal of subsidiaries	(39,022)		(78,323)
Ending Balance	¥ 15,864,655	$ 2,427,941	¥ 15,903,677